EQUITY-ACCOUNTED INVESTMENTS IN MULTI-FAMILY RENTAL PROPERTIES - Narrative (Details)	Dec. 31, 2021 property
Tricon US Multi-Family REIT LLC
Disclosure of joint ventures [line items]
Number of multi-family rental properties	23